Annual Total Returns (Vanguard Value Index Fund - ETF Shares ETF) (Vanguard Value Index Fund, Vanguard Value Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Annual Total Return
2013	33.03%
2012	15.19%
2011	1.16%
2010	14.45%
2009	19.72%
2008	(35.91%)
2007	0.20%
2006	22.28%
2005	7.19%